Cash generated from operations (Tables)	12 Months Ended
Dec. 31, 2021
Cash generated from operations
Schedule of cash generated from operations

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit/(loss) before income tax	152,364	(259,492)	(681,314)
Adjustments for:
Finance income	(388)	(1,185)	(113)
Finance costs	24,293	29,189	27,230
Amortisation of intangible assets (Note 14)	3,336	8,130	5,970
Depreciation of property, plant and equipment (Note 11)	78,163	97,232	93,165
Depreciation of investment properties (Note 13)	2,335	1,043	—
Loss on disposal of property, plant and equipment	1,715	703	14,349
Loss on disposal of intangible assets	—	—	1,350
Share of losses/(profits) investments accounted for using the equity method	1,738	1,043	(81)
Fair value gain of convertible redeemable preferred shares	(136,656)	—	—
Fair value loss of convertible note	5,193	1,599	4,240
Fair value gain of exchangeable note liabilities	(45,274)	—	—
Fair value gain of derivative financial instrument	(301)	—	—
Transaction cost related to issuance of convertible note	—	677	—
Reversal of contingent consideration	—	—	(1,523)
Share-based payment	47,788	78,967	35,463
Written-off of assets/liabilities held for sale	2,070	—	—
Impairment of non-current assets	1,405	32,969	313,959
Unrealised exchange difference	—	515	(373)
(Gain)/loss on disposal of associates	(14,251)	928	—
(Gain)/loss on disposal of subsidiaries (Note 30)	(3,040)	1,531	21,558
	120,490	(6,151)	(166,120)
Changes in working capital:
- Inventories	(3,037)	(8,971)	(800)
- Trade receivables	1,376	(7,781)	3,849
- Other receivables, deposits and prepayments	(11,742)	10,470	34,108
- Balances with related parties	—	—	—
- Trade payables	(1,567)	15,969	4,543
- Accruals, other payables and provisions	(4,521)	15,191	(52,018)
- Contract liabilities	(304)	(13,145)	228,153
Cash flow from operating activities	100,695	5,582	51,715

Schedule of net debt and the movements in net debt

	Liabilities from financing activities
			Lease	Lease
	Borrowing	Borrowing	liabilities	liabilities
	due within	due after	due within	due after
	1 year	1 year	1 year	1 year	Total
Net debt	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at 1 January 2020	(127,470)	(12,917)	(36,266)	(165,615)	(342,268)
Cash flows	(8,344)	(63,014)	398	(13,368)	(84,328)
As at 31 December 2020	(135,814)	(75,931)	(35,868)	(178,983)	(426,596)
As at 1 January 2021	(135,814)	(75,931)	(35,868)	(178,983)	(426,596)
Cash flows	(20,394)	(1,676)	7,590	73,229	58,749
As at 31 December 2021	(156,208)	(77,607)	(28,278)	(105,754)	(367,847)